Document and Entity Information	Sep. 10, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002018545
Document Type	8-K
Document Period End Date	Sep. 10, 2025
Entity Registrant Name	Franklin BSP Real Estate Debt BDC
Entity Incorporation State Country Code	DE
Entity File Number	814-01736
Entity Tax Identification Number	99-1918767
Entity Address, Address Line One	One Madison Avenue
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	(212)
Local Phone Number	588-6700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false